Loans Receivable, Net (Summary of Analysis of the Allowance for Loan Losses) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			24 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of year				$ 142,172				$ 117,242	$ 142,172	$ 117,242	$ 90,931	$ 117,242
Loans charged off									(22,610)	(44,150)	(50,187)
Recoveries									3,866	4,080	998
Net charge-offs									(18,744)	(40,070)	(49,189)
Provision for loan losses	9,250	13,750	13,750	13,750	17,000	16,000	19,000	13,000	50,500	65,000	75,500	2,100
Balance at end of year	$ 173,928				$ 142,172				$ 173,928	$ 142,172	$ 117,242	$ 173,928